Average Annual Total Returns	12 Months Ended	19 Months Ended	34 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dow Jones U.S. Select REIT Index
Prospectus [Line Items]
Average Annual Return, Percent	8.10%	11.58%	0.38%
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	23.41%	12.74%
Intelligent Real Estate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.08%	6.66%
Performance Inception Date		Jun. 12, 2023
Intelligent Real Estate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.94%	5.46%
Intelligent Real Estate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	4.73%
Residential REIT ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.76%		0.16%
Performance Inception Date			Feb. 28, 2022
Residential REIT ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.02%		(0.58%)
Residential REIT ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.57%		(0.15%)